Income Taxes - Additional Information (Detail) - USD ($)						3 Months Ended			12 Months Ended
	Jan. 01, 2019	Oct. 06, 2015	Apr. 01, 2015	Apr. 01, 2014	Jul. 17, 2012	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2013	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Line Items]
Provision for income taxes										$ 360,000,000	$ 467,000,000	$ 671,000,000
Statutory federal income tax rate			20.00%	21.00%						20.00%	22.00%	23.00%
Unrecognized tax benefits, that would affect effective tax rate, if recognized						$ 146,000,000				$ 146,000,000
Decrease to tax contingencies expected over the next twelve months						123,000,000				123,000,000
Increase to tax contingencies expected over the next twelve months						43,000,000				43,000,000
Tax positions for which the ultimate deductibility is highly certain						22,000,000				22,000,000
Interest and penalties recognized										2,000,000	$ (8,000,000)	$ (13,000,000)
Payment of interest and penalties accrued						16,000,000	$ 17,000,000			$ 16,000,000	$ 17,000,000	$ 26,000,000
Discrete tax benefit related to research and development credit						6,000,000
Reduction to corporate income tax rate										4.00%
Undistributed earnings in subsidiaries						5,300,000,000				$ 5,300,000,000
Deferred tax liability on total undistributed earnings						78,000,000				$ 78,000,000
Joint venture ownership percentage										50.00%
Deferred taxes						9,000,000				$ 9,000,000
Minimum [Member]
Income Tax Disclosure [Line Items]
Gross tax loss carry forwards with indefinite lives						2,000,000,000				$ 2,000,000,000
Income tax examination year										2001
Cash payment resulting from potential tax deficiency assessment relating to other tax examinations										$ 6,000,000
Maximum [Member]
Income Tax Disclosure [Line Items]
Income tax examination year										2014
Cash payment resulting from potential tax deficiency assessment relating to other tax examinations										$ 11,000,000
2016 [Member]
Income Tax Disclosure [Line Items]
Gross tax loss carry forwards, subject to expiration						50,000,000				50,000,000
2017 [Member]
Income Tax Disclosure [Line Items]
Gross tax loss carry forwards, subject to expiration						40,000,000				40,000,000
2018 [Member]
Income Tax Disclosure [Line Items]
Gross tax loss carry forwards, subject to expiration						140,000,000				140,000,000
2019 [Member]
Income Tax Disclosure [Line Items]
Gross tax loss carry forwards, subject to expiration						160,000,000				160,000,000
2020 and beyond [Member]
Income Tax Disclosure [Line Items]
Gross tax loss carry forwards, subject to expiration						786,000,000				$ 786,000,000
U.K.
Income Tax Disclosure [Line Items]
Statutory federal income tax rate										20.00%	22.00%	23.00%
Discrete tax charge for the write down of net deferred tax asset						$ 8,000,000
U.K. | Corporate Tax Rate 2015 [Member]
Income Tax Disclosure [Line Items]
Reduction in corporate tax rate						20.00%
U.K. | Corporate Tax Rate 2017 [Member]
Income Tax Disclosure [Line Items]
Reduction in corporate tax rate						19.00%
U.K. | Corporate Tax Rate 2020 [Member]
Income Tax Disclosure [Line Items]
Reduction in corporate tax rate						18.00%
US Income Tax [Member]
Income Tax Disclosure [Line Items]
Total tax benefit of extended tax provisions							$ 12,000,000	$ 9,000,000
US Income Tax [Member] | 2001 through 2014 [Member]
Income Tax Disclosure [Line Items]
Payments for tax examination settlements										$ 15,000,000
UK Income Tax [Member]
Income Tax Disclosure [Line Items]
Reduction to corporate income tax rate					2.00%
Brazil [Member]
Income Tax Disclosure [Line Items]
Discrete tax benefit for the write up of net deferred tax asset						$ 6,000,000
Brazil [Member] | Scenario Forecast [Member]
Income Tax Disclosure [Line Items]
Social contribution tax percentage on net profits	15.00%
Brazil [Member] | Minimum [Member]
Income Tax Disclosure [Line Items]
Social contribution tax percentage on net profits		15.00%
Brazil [Member] | Maximum [Member]
Income Tax Disclosure [Line Items]
Social contribution tax percentage on net profits		20.00%
France [Member]
Income Tax Disclosure [Line Items]
Discrete tax charge for the write down of net deferred tax asset						$ 14,000,000
France [Member] | Minimum [Member]
Income Tax Disclosure [Line Items]
Reduction of tax rate										34.43%
France [Member] | Maximum [Member]
Income Tax Disclosure [Line Items]
Reduction of tax rate										38.00%
ITALY | Minimum [Member]
Income Tax Disclosure [Line Items]
Reduction of tax rate										24.00%
ITALY | Maximum [Member]
Income Tax Disclosure [Line Items]
Reduction of tax rate										27.50%
US and Canada Income Tax [Member]
Income Tax Disclosure [Line Items]
Cash tax refunds that should be received in 2014											$ 50,000,000
US and Canada Income Tax [Member] | 2005 through 2012 [Member]
Income Tax Disclosure [Line Items]
Payments for tax examination settlements											$ 44,000,000
US and Canada Income Tax [Member] | Scenario Forecast [Member]
Income Tax Disclosure [Line Items]
Cash tax refunds that should be received in 2014									$ 20,000,000